Income Taxes - Summary of Provision for Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current	₱ 4,452	₱ 3,283	₱ 2,467
Benefit from deferred income taxes	3,989	6,267	1,375
Actual provision for corporate income tax	₱ 8,441	₱ 9,550	₱ 3,842